3. Related Party Transactions	7 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions

On May 24, 2014 our prior Chairman and Chief Executive Officer contributed the brands, rights, and ecommerce opportunities of HDIMAX.com and Frontlinewire.com to the Company in exchange for 48,500,000 shares of common stock of the Company. Since we were under control of our founder on the date of the transaction, our founder’s historical cost became the carrying cost of the contributed assets totaling $488. As of December 31, 2014 the cost of registering the websites was fully amortized, however, we maintained the rights to the domain names.

During the period ended December 31, 2014 we paid our founder, Chairman, and Chief Executive Officer and related entities $211,591 for the development of content and other marketing related expenses. The amount is classified in sales and marketing in the accompanying statement of operations.

As of December 31, 2014 we owed a related party $340,163 as result of the related party directly paying third party vendors on our behalf. We do not have any formalized arrangement for the settlement of this obligation and the related party has informally agreed to defer payment until we have obtained the appropriate level of capital resources and liquidity. Since the obligations are effectively due on demand they are classified as current in the accompanying balance sheet.

During the nine months ended September 30, 2015 we settled prior obligations due to a related party totaling $340,163 via the issuance of 7,500,000 shares of restricted and unregistered shares of common stock. The settled obligation also represents that balance outstanding as of December 31, 2014.

During the nine months ended September 30, 2015 a total of four of our Officers agreed to waive all or portions of their base salaries or previously accrued bonuses earned during the year ended December 31, 2014 and through September 30, 2015 totaling $288,988. Since we consider our Officers related parties we have determined the bonus and salary forgiveness was in the nature of a capital contribution and no gain was recognized in the accompanying condensed statement of operations.

We issued a Director 250,000 shares of restricted and unregistered shares of common stock for cash proceeds totaling $25,000 in January 2015.

As part of the Settlement Agreement we entered into on January 22, 2015 we cancelled restricted stock award grants to two of our former officers. Since we did not replace a cancelled award totaling 52,500,000 shares of restricted and unregistered shares of common stock, and effectively repurchased the award for no consideration as assumed by the application of accounting principles generally accepted in the United States, the unrecognized grant-date fair value of the award totaling $9,975,000 was recognized during the nine months ended September 30, 2015. Additionally, we cancelled a restricted stock award granted to our current Interim Chief Executive Officer totaling 67,500,000 shares and replaced the award with the grant of 125,000,000 shares of restricted and unregistered shares as part of a new employment agreement on January 29, 2015. The total compensation cost recognized during the nine months ended September 30, 2015 associated with the cancellation and replacement of this restricted stock award was $47,500,000.

During the nine months ended September 30, 2015 we issued 2,000,000 shares of unregistered and restricted common stock to an affiliate for consulting services valued at $680,000. A promissory note in the amount of $35,000 was issued to the same affiliate of the company, for cash proceeds of $35,000 in April 2015. As additional consideration on the promissory note, this same affiliate received 215,000 shares of unregistered and restricted common stock valued at $32,039. Upon renewal of this promissory note in May 2015 this affiliate received 100,000 shares of unregistered and restricted common stock valued at $17,260.

Employment Agreement Amendment

On May 29, 2015, we amended our Chairman and Chief Business Development Office, Mr. Myles Pressey III’s, employment agreement. Mr. Pressey III was originally going to be granted 25,000,000 shares of fully vested restricted and unregistered shares of common stock on January 29, 2016 whereas the amendment calls for Mr. Pressey III to receive up to 62,500,000 shares of restricted and unregistered common stock subject to the achievement of performance benchmarks set by the Board of Directors. The modification of Mr. Pressey III’s equity award resulted in the recognition of compensation totaling $7,266,025 during the nine months ended September 30, 2015.